CORPORATE INFORMATION	12 Months Ended
Dec. 31, 2022
Corporate Information [Abstract]
CORPORATE INFORMATION	CORPORATE INFORMATION
Pharming Group N.V., hereafter “the Company”, “the Group” or “Pharming”, is a global biopharmaceutical company dedicated to transforming the lives of patients with rare, debilitating, and life-threatening diseases. Pharming is commercializing and developing a portfolio of protein replacement therapies and precision medicines, including small molecules, biologics, and gene therapies that are in early to late-stage development. Pharming is headquartered in Leiden, Netherlands, and has employees around the globe who serve patients in over 30 markets in North America, Europe, the Middle East, Africa, and Asia-Pacific.
The consolidated financial statements of Pharming for the year ended December 31, 2022 were authorized for issue in accordance with a resolution of the Board of Directors on April 4, 2023. The financial statements are subject to adoption by the Annual General Meeting of shareholders, which has been scheduled for May 17, 2023.
The headquarters and registered office of Pharming Group N.V. are located at:

Darwinweg 24
2333 CR Leiden
The Netherlands